Share-Based Compensation - Summary of Group's option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Weighted average remaining contractual term
Fair value of vested options	$ 496,234	¥ 3,237,924		¥ 2,243,028		¥ 45,979
Unrecognized share-based compensation expense relating to unvested options	$ 1,497,869							¥ 9,773,595
Weighted-average period for recognition of share-based compensation expense relating to unvested options	3 years 11 months 8 days	3 years 11 months 8 days
2015 Plan and the 2018 Plan
Number of share options
Outstanding at beginning of the year (in shares) | shares	698,321,100	698,321,100	629,592,860	629,592,860	272,442,860	272,442,860
Granted (in shares) | shares	41,350,000	41,350,000	76,665,380	76,665,380	359,390,000	359,390,000
Forfeited (in shares) | shares	(8,620,000)	(8,620,000)	(7,937,140)	(7,937,140)	(2,240,000)	(2,240,000)
Outstanding at end of the year (in shares) | shares	731,051,100	731,051,100	698,321,100	698,321,100	629,592,860	629,592,860	272,442,860
Vested and expected to vest at end of the year (in shares) | shares	731,051,100							731,051,100
Exercisable at end of the year (in shares) | shares	445,316,410							445,316,410
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065		$ 0.0065		$ 0.0065
Granted (in dollars per share)	0.0065		0.0065		0.0065
Forfeited (in dollars per share)	0.0065		0.0065		0.0065
Outstanding at end of the year (in dollars per share)	0.0065		0.0065		0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	2.6745		2.0931		0.0706
Granted	14.5801		7.7632		3.6289
Forfeited	5.7091		5.7059		2.5006
Outstanding at end of the year	3.1775		$ 2.6745		$ 2.0931		$ 0.0706
Vested and expected to vest at end of the year	3.1775
Exercisable at end of the year	$ 1.7667
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 6,598,087		$ 3,527,924		$ 144,258
Outstanding at end of the year (in dollars) | $	(32,466,710)		$ 6,598,087		$ 3,527,924		$ 144,258
Vested and expected to vest at end of the year (in dollars) | $	32,466,710
Exercisable at end of the year (in dollars) | $	$ 19,776,947
Weighted average remaining contractual term
Outstanding (in years)	6 years 11 months 8 days	6 years 11 months 8 days	7 years 9 months 29 days	7 years 9 months 29 days	8 years 7 months 20 days	8 years 7 months 20 days	8 years 6 months 25 days
Vested and expected to vest at end of the year (in years)	6 years 11 months 8 days	6 years 11 months 8 days
Exercisable at end of the year (in years)	6 years 4 months 17 days	6 years 4 months 17 days